Deferred Charges, net (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred charges, net
Balance at the beginning of the period		$ 11,801
Amortization		(12,170)	$ (10,181)	$ (11,032)
Balance at the end of the period		25,554	11,801
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period		11,801	17,339	11,455
Additions		29,939	4,643	16,916
Wrote-off amounts	$ 4,000
Amortization		(12,170)	(10,181)	(11,032)
Write-off		(4,016)
Balance at the end of the period		$ 25,554	$ 11,801	$ 17,339
Period of amortization for deferred costs		2 years 6 months